GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

5. GOODWILL AND INTANGIBLE ASSETS

        A summary of changes in goodwill through December 31, 2011 is as follows (in thousands):

Successor	Merchant Services	Financial Institution Services	Total
Balance as of December 31, 2009	$501,198	$547,952	$1,049,150
Goodwill attributable to acquisition of TNB	—	26,898	26,898
Goodwill attributable to acquisition of NPC	456,326	—	456,326

Balance as of December 31, 2010	957,524	574,850	1,532,374

Balance as of December 31, 2011	$957,524	$574,850	$1,532,374

        Intangible assets consist primarily of acquired customer relationships and trade names. The useful lives of customer relationships are determined based on forecasted cash flows, which include estimates for customer attrition associated with the underlying portfolio of customers acquired. Historically, this has resulted in amortization of customer relationships on a straight line basis over their estimated useful lives. The customer relationships acquired in conjunction with the acquisition of NPC, as discussed in Note 3, are amortized at an accelerated rate due largely to the pattern of attrition expected within the underlying portfolio. The trade name acquired in conjunction with the Company's acquisition of NPC is expected to remain in use for the foreseeable future and has therefore been deemed an indefinite lived intangible asset not subject to amortization. The trade name is reviewed for impairment on an annual basis. The Company reviews finite lived intangible assets for possible impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable.

        As of December 31, 2011 and 2010, intangible assets consisted of the following (in thousands):

	2011	2010
Customer relationship intangible assets	$1,139,319	$1,138,077
Trade name	41,000	41,000
Other intangible assets	3,567	985

	1,183,886	1,180,062

Less accumulated amortization on:
Customer relationship intangible assets	267,108	144,138
Other intangible assets	580	33

	267,688	144,171

	$916,198	$1,035,891

        As of December 31, 2011 and 2010, customer relationship intangible assets had estimated remaining weighted-average lives of 8.4 years and 9.6 years, respectively. Amortization expense on intangible assets for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 and June 30, 2009 was $123.6 million, $98.5 million, $45.9 million and $1.3 million, respectively.

        The estimated amortization expense of intangible assets as of December 31, 2011 for the next five years is as follows (in thousands):

2012	$116,229
2013	110,881
2014	106,863
2015	103,845
2016	101,577